Convertible Debentures (Details Narrative)					1 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Apr. 19, 2024 USD ($) $ / shares shares	Sep. 08, 2022 $ / shares	Jun. 06, 2019 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 12, 2026 USD ($)	Mar. 12, 2026 $ / shares	Feb. 27, 2026 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 09, 2022 $ / shares	Sep. 08, 2022 CAD ($) shares
Short-Term Debt [Line Items]
Principal amount											$ 7,000,000
Converted amount	$ 10,700,000	$ 4,900,000			$ 10,700,000
Converted amount, per shares | $ / shares										$ 0.38
Derivative Liability	$ 8,893,600				$ 8,893,600		$ 8,893,600	$ 11,514,895	$ 910,517				$ 9,007,907	$ 1,094,316
Senior Warrants [Member]
Short-Term Debt [Line Items]
Converted amount, per shares | $ / shares			$ 12.55
Warrants and Rights Outstanding, Term																5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																6,616,800
Percentage of discount to liquidity event price																25.00%
Senior Warrants [Member] | Parent Company [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																527,338
Common Stock [Member]
Short-Term Debt [Line Items]
Converted amount, shares | shares	60,155,339	22,395,948			60,155,339		60,155,339
Converted amount, per shares | (per share)		$ 0.02										$ 0.25
Purchase of warrants | shares	60,155,339	22,395,950			60,155,339		60,155,339
Purchase of warrants, value	$ 16,900,000	$ 7,900,000			$ 16,900,000
Senior Debentures [Member]
Short-Term Debt [Line Items]
Converted amount, per shares | $ / shares															$ 0.10
Debt Instrument, Interest Rate, Effective Percentage				10.00%											11.00%
Debt Instrument, Issued, Principal						$ 1,467,000
Derivative Liability						$ 427,246
Debt instrument interest outstanding principal rate															25.00%
Outstanding convertible debentures settlement percentage															75.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.15
Senior Debentures [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount				$ 3,500,000
Senior Debentures [Member] | Investor [Member]
Short-Term Debt [Line Items]
Principal amount				$ 35,000,000
Interest rate				9.00%
Conversion description				the conversion rate was equal to $1,000 principal amount of debentures divided by the conversion price, which is the lesser of (i) the price that is a 25% discount to the liquidity event price and (ii) the price determined based on a pre-money enterprise value of the Company of $150,000,000. The initial conversion rate shall be determined immediately upon the consummation of a liquidity event and shall be subject to adjustment
Additional Secured Debentures [Member]
Short-Term Debt [Line Items]
Principal amount																$ 1,300,000
Debt Instrument, Interest Rate, Effective Percentage																11.00%
Debt Instrument, Term			24 months
Debt Instrument, Issuance Date			Sep. 08, 2024
Additional Secured Debentures [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount																$ 4,000,000